Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Jun. 30, 2024 GBP (£)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	£ 452,642	£ 441,907
Financial assets at fair value through profit or loss	2,719	2,321	£ 2,321
Financial assets at fair value through other comprehensive income	33,498	30,344	30,344
Level 3 financial assets carried at fair value	39,953		36,900
Financial liabilities at fair value through profit or loss	4,363	4,630
Derivative financial instruments	5,170	5,787
Level 3 financial liabilities carried at fair value	9,533	10,417
Level 3 £m
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	260		280
Financial assets at fair value through other comprehensive income	49		48
Level 3 financial assets carried at fair value	309		328
Financial liabilities at fair value through profit or loss	18	22
Derivative financial instruments	127	143
Level 3 financial liabilities carried at fair value	145	165
Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	2	2
Financial liabilities at fair value through profit or loss	1	1
Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	(2)	(2)
Financial liabilities at fair value through profit or loss	(1)	(1)
Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	260	280
Financial assets at fair value through other comprehensive income	49	48
Financial liabilities at fair value through profit or loss	18	22
Gross carrying amount | Level 3 £m
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	309	328
Level 3 financial liabilities carried at fair value	145	165
Gross carrying amount | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	127	143
Option pricing model | Favourable changes | Derivative financial liabilities | Interest Rate Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	0	0
Option pricing model | Unfavourable changes | Derivative financial liabilities | Interest Rate Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	0	0
Option pricing model | Gross carrying amount | Derivative financial liabilities | Interest Rate Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	5	13
Market values – property valuation | Favourable changes | Derivative financial liabilities | Housing Price Index
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Shared appreciation rights	12	12
Market values – property valuation | Unfavourable changes | Derivative financial liabilities | Housing Price Index
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Shared appreciation rights	(11)	(11)
Market values – property valuation | Gross carrying amount | Derivative financial liabilities | Housing Price Index
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Shared appreciation rights	£ 122	£ 130
Minimum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.12	0.11
Minimum | Housing price index | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	(0.01)	(0.01)
Maximum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	1.71	1.83
Maximum | Housing price index | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.01	0.01
Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	£ 2,084		2,089
Financial assets at fair value through profit or loss | Level 3 £m
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	256		£ 276
Financial assets at fair value through profit or loss | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity investments	0	£ 1
Financial assets at fair value through profit or loss | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity investments	0	(1)
Financial assets at fair value through profit or loss | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity investments	4	4
Financial assets at fair value through profit or loss | Discounted cash flows | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	19	19
Financial assets at fair value through profit or loss | Discounted cash flows | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	(18)	(19)
Financial assets at fair value through profit or loss | Discounted cash flows | Gross carrying amount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	£ 256	£ 276
Financial assets at fair value through profit or loss | Minimum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	(0.0050)	(0.0050)
Financial assets at fair value through profit or loss | Maximum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0050	0.0050